Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions	The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2014	2013	2012

Revenue	11	—	33
Purchase of goods and services	103	102	204

Schedule of Amounts Related to Balances with Related Parties	The following table presents the amounts related to balances with these related parties:

	2014	2013

Receivables	15	—
Payables	30	33